Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – 6.1%
Basic Industry – 0.1%
Olympus Water US Holding Corp, CME Term SOFR 1 Month + 3.2500%, 7.5931%, 7/23/32ƒ,‡	$997,000		$988,815
Brokerage – 0.2%
Osaic Holdings Inc, CME Term SOFR 1 Month + 3.0000%, 7.1634%, 7/30/32‡	1,519,000		1,517,876
Capital Goods – 0.5%
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 8.3176%, 9/15/28‡	1,458,935		1,462,218
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.4155%, 10/19/29‡	2,249,852		2,249,379
			3,711,597
Communications – 0.6%
Windstream Services LLC, CME Term SOFR 1 Month + 4.0000%, 8.1358%, 9/25/32ƒ,‡	2,150,000		2,128,500
Zayo Group Holdings Inc, CME Term SOFR 1 Month + 4.1750%, 8.4910%, 3/9/27‡	1,939,974		1,936,502
			4,065,002
Consumer Cyclical – 1.5%
Atlas LuxCo 4 Sarl, EURIBOR 1 Month + 3.7500%, 5.6630%, 8/20/32‡	1,220,000	EUR	1,435,225
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 8.1634%, 5/21/32‡	2,821,000		2,733,549
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.1634%, 6/25/31‡	1,332,000		1,328,670
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 13.3211%, 6/25/31ƒ,‡	5,050,000		4,923,750
			10,421,194
Consumer Non-Cyclical – 1.1%
Dermatology Intermediate Holdings III Inc, CME Term SOFR 3 Month + 4.2500%, 8.5579%, 3/30/29‡	2,663,931		2,505,054
Heartland Dental LLC, CME Term SOFR 1 Month + 3.7500%, 7.9134%, 8/25/32‡	4,908,628		4,897,633
			7,402,687
Electric – 0.4%
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.5015%, 2/19/32‡	2,597,490		2,536,605
Financial Institutions – 0.2%
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5721%, 7/3/31‡	1,423,406		1,420,146
Technology – 1.5%
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 8.8079%, 7/1/31‡	5,508,634		5,433,881
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.5456%, 10/28/30‡	1,135		1,138
X Corp, 9.5000%, 10/26/29	4,816,000		4,827,366
			10,262,385
Total Bank Loans and Mezzanine Loans (cost $42,374,742)			42,326,307
Corporate Bonds – 87.4%
Banking – 0.2%
Ally Financial Inc, US Treasury Yield Curve Rate 5 Year + 2.4500%, 6.6460%, 1/17/40‡	1,430,000		1,429,508
Basic Industry – 7.2%
Capstone Copper Corp, 6.7500%, 3/31/33ž	7,295,000		7,514,062
Compass Minerals International Inc, 8.0000%, 7/1/30ž	6,602,000		6,900,258
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	8,916,000		9,414,020
First Quantum Minerals Ltd, 7.2500%, 2/15/34ž	3,037,000		3,140,115
Maxam Prill Sarl, 7.7500%, 7/15/30ž	6,977,000		7,023,633
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,876,000		2,915,617
Taseko Mines Ltd, 8.2500%, 5/1/30ž	5,027,000		5,324,317
Verde Purchaser LLC, 10.5000%, 11/30/30ž	7,354,000		7,892,518
			50,124,540
Biotechnology – 0.3%
Travere Therapeutics Inc, 2.2500%, 3/1/29	1,958,000		2,207,489
Brokerage – 4.1%
Artec Group Inc, 10.0000%, 8/15/30ž	3,230,000		3,519,095
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	925,000		970,225
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	10,093,000		10,229,853
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	728,000		756,126
Osaic Holdings Inc, 6.7500%, 8/1/32ž	818,000		844,860

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – (continued)
Osaic Holdings Inc, 8.0000%, 8/1/33ž	$799,000	$828,081
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	4,388,000	4,516,640
StoneX Group Inc, 7.8750%, 3/1/31ž	6,905,000	7,261,353
		28,926,233
Capital Goods – 4.5%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	5,129,000	4,746,975
Bombardier Inc, 7.4500%, 5/1/34ž	5,341,000	5,899,012
CP Atlas Buyer Inc, 9.7500%, 7/15/30ž	2,341,000	2,451,729
Foundation Building Materials Inc, 6.0000%, 3/1/29ž,#	5,680,000	5,757,312
Herc Holdings In, 7.0000%, 6/15/30ž	3,003,000	3,119,294
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	2,222,000	2,322,414
Quikrete Holdings Inc, 6.7500%, 3/1/33ž	4,558,000	4,738,924
Wilsonart LLC, 11.0000%, 8/15/32ž	2,637,000	2,566,984
		31,602,644
Communications – 7.8%
Altice France SA, 5.5000%, 10/15/29ž	3,660,000	3,165,667
AMC Networks Inc, 10.5000%, 7/15/32ž	6,251,000	6,610,026
Gray Media Inc, 7.2500%, 8/15/33ž	3,787,000	3,752,738
Level 3 Financing Inc, 3.7500%, 7/15/29ž	2,399,000	2,044,975
Level 3 Financing Inc, 6.8750%, 6/30/33ž	4,255,101	4,336,714
Level 3 Financing Inc, 7.0000%, 3/31/34ž	5,819,775	5,920,510
Lions Gate Capital Holdings 1 Inc, 6.0000%, 4/15/30ž	6,659,000	6,314,996
McGraw-Hill Education Inc, 8.0000%, 8/1/29ž	3,725,000	3,793,611
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	1,661,000	1,725,694
Midcontinent Communications, 8.0000%, 8/15/32ž	3,173,000	3,269,151
Univision Communications Inc, 8.5000%, 7/31/31ž	4,801,000	4,957,714
Univision Communications Inc, 9.3750%, 8/1/32ž	3,851,000	4,103,884
Vmed O2 UK Financing I PLC, 4.7500%, 7/15/31ž	1,566,000	1,473,992
Vmed O2 UK Financing I PLC, 7.7500%, 4/15/32ž	3,133,000	3,291,649
		54,761,321
Consumer Cyclical – 23.2%
American Axle & Manufacturing Inc, 6.3750%, 10/15/32ž	2,244,000	2,240,211
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	3,597,000	3,521,664
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	5,206,000	5,104,811
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	1,108,000	1,086,026
Bath & Body Works Inc, 6.9500%, 3/1/33	3,784,000	3,950,757
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	6,285,000	6,368,741
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	7,068,000	6,961,696
Carvana Co, 5.8750%, 10/1/28ž	95,000	92,863
Carvana Co, 4.8750%, 9/1/29ž	2,545,000	2,344,581
Carvana Co, 10.2500%, 5/1/30ž	961,000	1,042,685
Carvana Co, 9.0000%, 6/1/30ž	4,872,088	5,097,540
Century Communities Inc, 6.6250%, 9/15/33ž	2,688,000	2,711,545
Crocs Inc, 4.1250%, 8/15/31ž,#	3,749,000	3,434,637
Ford Motor Credit Co LLC, 6.5000%, 2/7/35#	2,672,000	2,745,093
Full House Resorts Inc, 8.2500%, 2/15/28ž,#	745,000	691,400
Garda World Security Corp, 6.0000%, 6/1/29ž	11,356,000	11,258,611
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,339,000	3,116,092
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	1,174,000	1,229,592
K Hovnanian Enterprises Inc, 8.0000%, 4/1/31ž,#	2,220,000	2,276,462
K Hovnanian Enterprises Inc, 8.3750%, 10/1/33ž	1,199,000	1,229,277
Kohl's Corp, 10.0000%, 6/1/30ž,#	2,694,000	2,929,283
LGI Homes Inc, 4.0000%, 7/15/29ž	7,360,000	6,715,778
LGI Homes Inc, 7.0000%, 11/15/32ž	2,750,000	2,685,169
Millrose Properties Inc, 6.3750%, 8/1/30ž	6,876,000	6,992,823
Millrose Properties Inc, 6.2500%, 9/15/32ž	1,731,000	1,735,524
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	6,863,000	7,130,932
NCL Corporation Ltd, 6.2500%, 9/15/33ž	2,168,000	2,179,221
New Flyer Holdings Inc, 9.2500%, 7/1/30ž	4,358,000	4,664,665
New Home Company Inc/The, 9.2500%, 10/1/29ž	3,475,000	3,648,868
New Home Company Inc/The, 8.5000%, 11/1/30ž	4,292,000	4,455,358
Penn Entertainment Inc, 4.1250%, 7/1/29ž,#	7,321,000	6,862,095
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp, 6.2500%, 10/15/30ž	4,646,000	4,687,426

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž,#	$5,578,000	$5,580,209
Station Casinos LLC, 4.6250%, 12/1/31ž	9,354,000	8,823,768
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	7,457,000	7,817,717
Voyager Parent LLC, 9.2500%, 7/1/32ž	6,627,000	7,007,987
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	4,970,000	4,866,209
Wynn Macau Ltd, 6.7500%, 2/15/34ž	6,891,000	6,985,798
		162,273,114
Consumer Non-Cyclical – 6.6%
1261229 BC Ltd, 10.0000%, 4/15/32ž	3,242,000	3,323,219
AMN Healthcare Inc, 6.5000%, 1/15/31ž	2,754,000	2,762,510
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	7,864,000	8,530,859
LifePoint Health Inc, 5.3750%, 1/15/29ž,#	3,357,000	3,197,543
LifePoint Health Inc, 11.0000%, 10/15/30ž	1,922,000	2,118,346
LifePoint Health Inc, 10.0000%, 6/1/32ž	9,545,000	10,021,859
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	3,029,000	2,904,467
Organon Finance 1 LLC, 5.1250%, 4/30/31ž,#	3,537,000	3,098,585
Star Parent Inc, 9.0000%, 10/1/30ž	9,577,000	10,124,737
		46,082,125
Electric – 2.2%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	2,697,000	2,631,597
Alpha Generation LLC, 6.7500%, 10/15/32ž	2,126,000	2,194,650
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	5,615,000	5,771,704
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	5,290,000	5,112,843
		15,710,794
Energy – 9.5%
Civitas Resources Inc, 8.3750%, 7/1/28ž	533,000	552,480
Civitas Resources Inc, 8.7500%, 7/1/31ž	3,134,000	3,210,817
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34ž	9,609,000	9,797,100
ITT Holdings LLC, 6.5000%, 8/1/29ž	5,693,000	5,596,985
SM Energy Co, 7.0000%, 8/1/32ž,#	1,524,000	1,525,175
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	15,400,000	15,641,934
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	3,571,000	3,493,946
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	13,609,000	13,472,412
USA Compression Partners LP / USA Compression Finance Corp, 6.2500%, 10/1/33ž	5,698,000	5,719,796
Venture Global LNG Inc, 8.3750%, 6/1/31ž	3,919,000	4,114,834
WBI Operating LLC, 6.2500%, 10/15/30ž	2,974,000	2,974,000
		66,099,479
Finance Companies – 3.4%
FirstCash Inc, 5.6250%, 1/1/30ž	1,136,000	1,134,353
FirstCash Inc, 6.8750%, 3/1/32ž	1,410,000	1,457,387
OneMain Finance Corp, 4.0000%, 9/15/30#	3,984,000	3,703,352
OneMain Finance Corp, 6.7500%, 3/15/32	3,280,000	3,340,749
OneMain Finance Corp, 7.1250%, 9/15/32	4,573,000	4,724,082
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	2,718,000	2,807,985
PennyMac Financial Services Inc, 6.7500%, 2/15/34ž	6,203,000	6,327,593
		23,495,501
Financial Institutions – 0.9%
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,005,000	4,026,060
Burford Capital Global Finance LLC, 7.5000%, 7/15/33ž	1,933,000	1,967,021
		5,993,081
Government Sponsored – 0.6%
Ecopetrol SA, 8.3750%, 1/19/36	2,305,000	2,380,565
Uzbekneftegaz, 8.7500%, 5/7/30ž	2,000,000	2,137,455
		4,518,020
Insurance – 1.0%
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	6,793,000	6,773,215
Real Estate Investment Trusts (REITs) – 0.8%
Rithm Capital Corp, 8.0000%, 4/1/29ž	5,551,000	5,681,793
Software – 0.3%
TeraWulf Inc, 1.0000%, 9/1/31ž	2,042,000	2,429,980
Technology – 8.3%
Cloud Software Group Inc, 9.0000%, 9/30/29ž	7,138,000	7,403,579
Cloud Software Group Inc, 8.2500%, 6/30/32ž	8,188,000	8,685,449
CoreWeave Inc, 9.2500%, 6/1/30ž	8,328,000	8,601,108
CoreWeave Inc, 9.0000%, 2/1/31ž	2,598,000	2,662,636
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	3,323,000	3,301,168

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Kioxia Holdings Corp, 6.2500%, 7/24/30ž	$243,000	$247,861
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	8,837,000	9,084,701
McAfee Corp, 7.3750%, 2/15/30ž	5,706,000	5,292,837
Rocket Software Inc, 9.0000%, 11/28/28ž	3,237,000	3,336,771
Rocket Software Inc, 6.5000%, 2/15/29ž	7,272,000	7,081,760
Seagate Data Storage Technology Pte Ltd, 3.1250%, 7/15/29ž	2,349,000	2,034,560
		57,732,430
Transportation – 6.5%
American Airlines Inc, 7.2500%, 2/15/28ž,#	3,457,000	3,541,541
American Airlines Inc, 8.5000%, 5/15/29ž	6,656,000	6,943,226
Beacon Mobility Corp, 7.2500%, 8/1/30ž	4,468,000	4,645,197
LATAM Airlines Group SA, 7.8750%, 4/15/30ž	8,252,000	8,585,793
Rand Parent LLC, 8.5000%, 2/15/30ž,#	7,065,000	7,340,994
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32ž	7,188,000	7,569,194
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	6,683,000	6,917,374
		45,543,319
Total Corporate Bonds (cost $595,344,341)		611,384,586
Convertible Corporate Bonds – 0.3%
Advertising – 0.3%
Authentic Brands Group LLC, 2.7500% (2.75% PIK), 9/1/29Ç,Ø,¢ (cost $2,260,084)	2,260,084	2,260,084
Foreign Government Bonds – 0.6%
Commonwealth of the Bahamas Bond, 8.2500%, 6/24/36ž	1,986,000	2,144,006
Republic of Cote d'Ivoire Government Bond, 8.0750%, 4/1/36ž	1,789,000	1,850,363
Total Foreign Government Bonds (cost $3,751,631)		3,994,369
Common Stocks – 2.1%
Building Products – 0.1%
Carlisle Cos Inc	1,802	592,786
Diversified Consumer Services – 0.2%
McGraw Hill Inc*	136,164	1,708,858
Diversified Telecommunication Services – 0.1%
Lumen Technologies Inc*	123,453	755,532
Hotels, Restaurants & Leisure – 0.5%
Churchill Downs Inc	16,159	1,567,585
Cirsa Enterprises SA*	96,040	1,749,483
		3,317,068
Household Durables – 0.4%
Lennar Corp	17,319	2,182,887
LGI Homes Inc*	11,389	588,925
		2,771,812
Information Technology Services – 0.2%
CoreWeave Inc - Class A*	12,777	1,748,533
Media – 0.4%
Nexstar Media Group Inc	13,545	2,678,388
Pharmaceuticals – 0.2%
Organon & Co	125,565	1,341,034
Total Common Stocks (cost $15,044,073)		14,914,011
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $26,304,324)	26,299,065	26,304,324
Investments Purchased with Cash Collateral from Securities Lending – 3.8%
Investment Companies – 3.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	21,505,532	21,505,532
Time Deposits – 0.7%
Royal Bank of Canada, 4.0800%, 10/1/25	$5,376,383	5,376,383
Total Investments Purchased with Cash Collateral from Securities Lending (cost $26,881,915)		26,881,915
Total Investments (total cost $711,961,110) – 104.1%		728,065,596
Liabilities, net of Cash, Receivables and Other Assets – (4.1)%		(28,415,593)
Net Assets – 100%		$699,650,003

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$622,254,153	85.5%
Canada	39,614,678	5.4
Zambia	12,554,135	1.7
Japan	9,332,562	1.3
Chile	8,585,793	1.2
Luxembourg	7,023,633	1.0
Macao	6,985,798	1.0
United Kingdom	4,765,641	0.7
Jersey	3,521,664	0.5
France	3,165,667	0.4
Colombia	2,380,565	0.3
Bahamas	2,144,006	0.3
Uzbekistan	2,137,455	0.3
Cote D'Ivoire	1,850,363	0.2
Spain	1,749,483	0.2
Total	$728,065,596	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$33,964,455	$131,532,409	$(139,193,173)	$633	$-	$26,304,324	26,299,065	$395,916
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Investment Companies - 3.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	16,583,658	49,049,689	(44,127,815)	-	-	21,505,532	21,505,532	25,242 ∆
Total Affiliated Investments - 6.9%
	$50,548,113	$180,582,098	$(183,320,988)	$633	$-	$47,809,856	47,804,597	$421,158

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Euro	12/11/25	(3,022,879)	$3,565,816	$2,654

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	330	1/6/26	$68,771,485	$(12,467)
US Treasury Long Bond	60	12/31/25	6,995,625	135,578
Total - Futures Long				123,111
Futures Short:
10 Year US Treasury Note	13	12/31/25	(1,462,500)	(2,437)
5 Year US Treasury Note	357	1/6/26	(38,982,727)	29,412

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Ultra 10-Year Treasury Note	126	12/31/25	$(14,499,844)	$(87,343)
Ultra Long Term US Treasury Bond	9	12/31/25	(1,080,563)	(30,654)
Total - Futures Short				(91,022)
Total				$32,089

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Credit default swaps:
Average notional amount - buy protection	$3,525,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	494,512
Average amounts sold - in USD	1,827,467
Futures contracts:
Average notional amount of contracts - long	80,122,402
Average notional amount of contracts - short	58,133,209

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $588,265,763, which represents 84.1% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2025 is $2,260,084, which represents 0.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Bank Loans and Mezzanine Loans	$-	$42,326,307	$-
Corporate Bonds	-	611,384,586	-
Convertible Corporate Bonds	-	-	2,260,084
Foreign Government Bonds	-	3,994,369	-
Common Stocks
Hotels, Restaurants & Leisure	1,567,585	1,749,483	-
All Other	11,596,943	-	-
Investment Companies	-	26,304,324	-
Investments Purchased with Cash Collateral from Securities Lending	-	26,881,915	-
Total Investments in Securities	$13,164,528	$712,640,984	$2,260,084
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,654	-
Futures Contracts	164,990	-	-
Total Assets	$13,329,518	$712,643,638	$2,260,084
Liabilities
Other Financial Instruments(a):
Futures Contracts	$132,901	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of September 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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